Document and Entity Information [Elements}	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	May 24, 2023
Entity Registrant Name	DBX ETF TRUST
Entity Central Index Key	0001503123
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 24, 2023
Document Effective Date	May 25, 2023
Prospectus Date	May 25, 2023
Xtrackers US Green Infrastructure Select Equity ETF | Xtrackers US Green Infrastructure Select Equity ETF
Prospectus [Line Items]
Trading Symbol	UPGR
Xtrackers Cybersecurity Select Equity ETF | Xtrackers Cybersecurity Select Equity ETF
Prospectus [Line Items]
Trading Symbol	PSWD
Xtrackers Semiconductor Select Equity ETF | Xtrackers Semiconductor Select Equity ETF
Prospectus [Line Items]
Trading Symbol	CHPS